Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Accounting Policies [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Deferred offering costs | $	$ 0	$ 200,000
Impairment of long-lived assets | $	$ 0	$ 0